VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—90.2%
Brazil—6.9%
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	5,600BRL	$ 770
Chile—1.0%
Bonos Tesoreria Pesos
5.000%, 3/1/35	65,000CLP	63
144A, RegS 5.000%, 10/1/28(2)(3)	15,000CLP	15
144A, RegS 6.000%, 4/1/33(2)(3)	30,000CLP	32
		110

China—5.9%
China Government Bond
2.890%, 11/18/31	1,180CNY	174
2.670%, 5/25/33	1,240CNY	182
3.720%, 4/12/51	880CNY	162
International Bank for Reconstruction & Development 2.250%, 1/19/29	1,000CNY	137
		655

Colombia—5.5%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000COP	253
Titulos De Tesoreria
9.250%, 5/28/42	1,580,000COP	304
7.250%, 10/26/50	360,000COP	53
		610

Czech Republic—4.3%
Czech Republic Government Bond
2.750%, 7/23/29	1,150CZK	46
1.750%, 6/23/32	6,640CZK	237
RegS 4.200%, 12/4/36(3)	4,840CZK	202
		485

Egypt—0.8%
Egypt Government Bond 22.576%, 1/7/28	4,700EGP	94
Hungary—1.4%
Hungary Government Bond 4.750%, 11/24/32	70,400HUF	162
India—9.7%
European Investment Bank RegS 7.400%, 10/23/33(3)	19,500INR	231
India Government Bond
7.180%, 8/14/33	8,900INR	104
6.670%, 12/17/50	11,800INR	129
Inter-American Development Bank
7.350%, 10/6/30	26,000INR	302
7.000%, 4/17/33	11,000INR	127
	Par Value(1)	Value

India—continued
International Bank for Reconstruction & Development 7.050%, 7/22/29	16,500INR	$ 189
		1,082

Indonesia—9.7%
Indonesia Government Bond
6.500%, 6/15/25	3,010,000IDR	181
9.000%, 3/15/29	1,090,000IDR	71
6.375%, 4/15/32	6,300,000IDR	369
8.375%, 3/15/34	2,648,000IDR	174
7.500%, 5/15/38	3,278,000IDR	205
8.375%, 4/15/39	1,160,000IDR	78
		1,078

Malaysia—9.9%
Malaysia Government Bond
3.906%, 7/15/26	801MYR	181
3.885%, 8/15/29	950MYR	215
2.632%, 4/15/31	1,870MYR	393
3.582%, 7/15/32	245MYR	54
4.893%, 6/8/38	855MYR	210
4.696%, 10/15/42	225MYR	55
		1,108

Mexico—11.1%
Mex Bonos Desarr
5.750%, 3/5/26	2,260MXN	107
8.500%, 5/31/29	1,880MXN	89
7.750%, 5/29/31	3,900MXN	176
7.750%, 11/23/34	8,840MXN	383
7.750%, 11/13/42	8,300MXN	330
8.000%, 11/7/47	3,980MXN	159
		1,244

Peru—2.2%
Bonos De Tesoreria
5.400%, 8/12/34	239PEN	60
144A, RegS 7.600%, 8/12/39(2)(3)	650PEN	186
		246

Poland—4.5%
Poland Government Bond
7.500%, 7/25/28	360PLN	95
1.750%, 4/25/32	2,105PLN	405
		500

Romania—2.3%
Romania Government Bond
8.000%, 4/29/30	595RON	128
4.750%, 10/11/34	720RON	124
		252

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

South Africa—8.7%
Republic of South Africa
10.500%, 12/21/26	1,800ZAR	$ 99
8.500%, 1/31/37	11,700ZAR	524
6.500%, 2/28/41	5,820ZAR	204
8.750%, 1/31/44	3,370ZAR	143
		970

Thailand—4.4%
Thailand Government Bond
2.000%, 12/17/31	2,600THB	76
3.775%, 6/25/32	3,480THB	113
3.300%, 6/17/38	7,210THB	233
3.450%, 6/17/43	2,200THB	72
		494

Turkey—1.7%
Turkiye Government Bond 31.080%, 11/8/28	6,700TRY	189
Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	21
Total Foreign Government Securities (Identified Cost $10,438)		10,070

Corporate Bonds and Notes—2.2%
Poland—2.2%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	1,000PLN	242
Total Corporate Bonds and Notes (Identified Cost $251)		242

Total Long-Term Investments—92.4% (Identified Cost $10,689)		10,312

Short-Term Investment—0.3%
Foreign Government Security—0.3%
Kazakhstan—0.3%
National Bank of Kazakhstan Notes Series 28D 0.000%, 3/5/25(4)	18,500KZT	37
Total Short-Term Investment (Identified Cost $35)		37

TOTAL INVESTMENTS—92.7% (Identified Cost $10,724)		$10,349
Other assets and liabilities, net—7.3%		814
NET ASSETS—100.0%		$11,163
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to a value of $233 or 2.1% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Mexico	12%
Malaysia	11
India	11
Indonesia	10
South Africa	9
Poland	8
Brazil	7
Other	32
Total	100%
† % of total investments as of February 28, 2025.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of February 28, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,090	USD	352	JPM	03/06/25	$2	$—
BRL	670	USD	113	JPM	05/05/25	—	(1)
CLP	135,000	USD	136	JPM	03/31/25	5	—
CNH	2,320	USD	320	JPM	03/04/25	—	(2)
CNH	1,700	USD	235	JPM	04/29/25	—	(1)
COP	80,000	USD	19	CITI	03/21/25	—(1)	—
CZK	1,300	USD	54	JPM	03/12/25	—	(1)
HUF	81,700	USD	209	GS	03/12/25	1	—
IDR	920,000	USD	57	JPM	03/10/25	—	(1)
INR	28,900	USD	333	JPM	03/10/25	—	(3)
MXN	950	USD	46	JPM	03/18/25	—(1)	—
PEN	350	USD	94	JPM	04/09/25	1	—
PLN	290	USD	72	JPM	03/12/25	—	— (1)
RON	220	USD	46	JPM	03/25/25	—	(1)
THB	11,860	USD	344	GS	03/10/25	3	—
TRY	3,900	USD	104	JPM	03/28/25	1	—
USD	319	CNH	2,320	JPM	03/04/25	1	—
USD	339	BRL	2,090	JPM	03/06/25	—	(15)
USD	426	INR	37,000	JPM	03/10/25	4	—
USD	9	THB	300	GS	03/10/25	—(1)	—
USD	54	CZK	1,320	JPM	03/12/25	—	(1)
USD	194	MXN	4,000	JPM	03/18/25	—	— (1)
USD	186	ZAR	3,500	JPM	03/18/25	—	(1)
USD	256	COP	1,115,000	CITI	03/21/25	—	(11)
USD	35	CLP	33,000	JPM	03/31/25	1	—
USD	184	BRL	1,060	JPM	05/05/25	6	—
ZAR	900	USD	48	JPM	03/18/25	—(1)	—
Total						$25	$(38)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 28, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$10,107	$10,107
Corporate Bonds and Notes	242	242
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	25	25
Total Assets	10,374	10,374
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(38)	(38)
Total Liabilities	(38)	(38)
Total Investments	$10,336	$10,336
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at February 28, 2025.
There were no transfers into or out of Level 3 related to securities held at February 28, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
4